Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund
CLASS A SHARES (TICKER KAUAX)
CLASS B SHARES (TICKER KAUBX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)
Federated Hermes Kaufmann Large Cap Fund
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)
Federated Hermes Kaufmann Small Cap Fund
CLASS A SHARES (TICKER FKASX)
CLASS B SHARES (TICKER FKBSX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2020
Effective September 2, 2021, Jonathan Art, Senior Investment Analyst & Senior Portfolio Manager, no longer serves as a portfolio manager of the above-named funds. Accordingly, please remove all references to Mr. Art.
The other members of the management team as described in the fund Prospectuses will continue to manage the funds.
September 1, 2021

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455526 (9/21)
© 2021 Federated Hermes, Inc.